Goodwill and Other Intangible Assets - Changes in Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Goodwill [Line Items]
Balance as of January 1, 2013	$ 1,110,505
Goodwill on acquisitions	796
Dispositions	(2,430)
Foreign currency translation	(9,664)
Balance as of December 31, 2013	1,099,207
Consumer Packaging [Member]
Goodwill [Line Items]
Balance as of January 1, 2013	427,575
Goodwill on acquisitions	796
Dispositions	0
Foreign currency translation	(9,606)
Balance as of December 31, 2013	418,765
Display and Packaging [Member]
Goodwill [Line Items]
Balance as of January 1, 2013	204,629
Goodwill on acquisitions	0
Dispositions	0
Foreign currency translation	0
Balance as of December 31, 2013	204,629
Paper and Industrial Converted Products [Member]
Goodwill [Line Items]
Balance as of January 1, 2013	254,706
Goodwill on acquisitions	0
Dispositions	0
Foreign currency translation	(58)
Balance as of December 31, 2013	254,648
Protective Solutions [Member]
Goodwill [Line Items]
Balance as of January 1, 2013	223,595
Dispositions	(2,430)
Foreign currency translation	0
Balance as of December 31, 2013	$ 221,165